Carbon credits, Impairment of Carbon Credits (Q2) (Details) - Carbon Credits [Member]	6 Months Ended
Jan. 31, 2025 USD ($) Agreement Vendor shares
Impairment of Carbon Credits [Abstract]
Number of vendor currently in dispute | Vendor	1
Shares issued to vendor under dispute (in shares) | shares	1,200,000
Fair value of shares issued, under dispute	$ 658,800
Impairment charges	$ 658,800
Number of agreement provides for vendor to return consideration shares received | Agreement	1
Period of shares received for cancellation in return for carbon credits, if registration statement does not become effective of closing of purchase agreement	45 days
Vendor negotiations to return shares (in shares) | shares	1,500,000
Fair value of shares issued under the contract in exchange for carbon credits	$ 549,000
Impairment charges recorded that is probable carbon credits will be returned to vendor	$ 549,900